PREPAID EXPENSES AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES AND OTHER RECEIVABLES
PREPAID EXPENSES AND OTHER RECEIVABLES

NOTE 7 - PREPAID EXPENSES AND OTHER RECEIVABLES:

	December 31,
	2021	2020
	U.S. dollars in thousands
Advance to suppliers	632	2,543
Government institutions	847	634
Prepaid expenses and others	3,182	2,344
	4,661	5,521

The fair value of other receivables, which constitute of financial assets, approximate their carrying amount.